SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On March 10, 2022, the Company issued 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026.

Subsequent to January 31, 2022, upon exercise of common share purchase warrants, the Company issued an aggregate 1,793,657 common shares at a price CA$0.19 per share for gross proceeds of CA$340,795, and 1,082,025 common shares at a price of CA$0.05 per share for gross proceeds of CA$54,101. A total of 1,305,200 warrants expired unexercised.

Subsequent to January 31, 2022, the Company announced the appointment of a new Chief Financial Officer of the Company and the grant of 500,000 incentive stock options pursuant to its 2021 Equity Incentive Plan exercisable at a price of CA$0.40 per share for a period of five years.

19. SUBSEQUENT EVENTS

[i] Subsequent to October 31, 2021, upon exercise of common share purchase warrants, the Company issued an aggregate 15,159,448 common shares at a price CA$0.19 per share for gross proceeds of CA$2,880,295, 200,000 common shares at a price of CA$0.05 per share for gross proceeds of CA$10,000, and 30,000 common shares at a price of CA$0.30 per share for gross proceeds of CA$9,000. A total of 2,428,363 warrants expired unexercised.

[ii] Pursuant to an agreement entered on August 29, 2018 and which was approved by the TSX-V on September 12, 2018, a company controlled by a director and officer is eligible to receive up to 5% of the issued and outstanding common shares of the Company as at August 28, 2018 for up to $5 million raised. During the year ended October 31, 2021, the commitment was met. On November 3, 2021, the Company issued 9,163,425 common shares at a price of CA$0.65 per share with a total fair value of CA$5,956,226 (USD equivalent $4,796,832) as share issue costs.

[iii] On November 4, 2021, the Company issued 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. On December 13, 2021, the the Company issued a further 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026. On January 20, 2022, the the Company issued a further 1,000,000 units on partial conversion of the June 2021 Convertible Debenture, for a total of 1,000,000 common shares, 500,000 Class A Warrants exercisable at a price of $0.13 until June 10, 2026, and 500,000 Class B Warrants exercisable at a price of $0.19 until June 10, 2026.

[iv] On November 26, 2021, the Company closed a non-brokered private placement and issued 1,375,499 units at a price of $0.55 per unit for gross proceeds of $756,524. Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of $0.75 for a period of one year from the date of closing.

[v] On December 3, 2021, the Company granted 250,000 incentive stock options pursuant to its 2021 Equity Incentive Plan to an employee. These options are exercisable at a price of CA$0.58 per share for a period of five years.

[vi] On December 13, 2021, the Company’s Form 10 Registration Statement filed with the US SEC was declared effective, and the Company will be subject to the reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”).